Consolidated Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)	Total	Common Stock	Additional Paid-in Capital (Deficit)	Accumulated Deficit
Beginning balance at Dec. 31, 2013	$ (1,831,393)	$ 2,194	$ (80,177)	$ (1,753,410)
Beginning balance, Shares at Dec. 31, 2013		21,937,822
Exercise of common stock purchase warrants, net of fees	1,470,000	$ 50	1,469,950
Exercise of common stock purchase warrants, net of fees, Shares		500,000
Issuance of common stock and warrants for cash, net of fees	5,759,035	$ 240	5,758,795
Issuance of common stock and warrants for cash, net of fees, Shares		2,404,197
Unrealized gain on change in fair value of derivative liability	(412,763)		(412,763)
Issuance of common stock for services	765,947	$ 28	765,947
Issuance of common stock for services, Shares		280,637
Issuance of restricted stock to employees	$ 26,833		26,833
Retirement of common stock by officers		$ (68)	68
Retirement of common stock by officers, Shares		(676,924)
Issuance of warrants in connection with offering (Note 8)	$ 1,531,303		1,531,303
Write-off of conversion feature liability	118,940		118,940
Write-off of CI note and accrued interest	171,485	$ 6	171,479
Write-off of CI note and accrued interest, Shares		55,497
Inducement fees	2,212,538	$ 26	$ 2,212,512
Inducement fees, Shares		261,131
Net loss	(7,076,609)			$ (7,076,609)
Ending balance at Dec. 31, 2014	2,735,344	$ 2,476	$ 11,562,887	$ (8,830,019)
Ending balance, Shares at Dec. 31, 2014		24,762,360
Exercise of common stock purchase warrants, net of fees	650,000	$ 33	649,967
Exercise of common stock purchase warrants, net of fees, Shares		325,000
Issuance of common stock and warrants for cash, net of fees	2,917,378	$ 332	2,917,046
Issuance of common stock and warrants for cash, net of fees, Shares		3,321,429
Stock issued related to waiver of installment provisions (Note 8)	139,921	$ 58	139,863
Stock issued related to waiver of installment provisions (Note 8) , Shares		583,003
Issuance of common stock for services	2,381,961	$ 254	2,381,707
Issuance of common stock for services, Shares		2,541,466
Issuance of restricted stock to employees	$ 373,834	$ 16	373,818
Issuance of restricted stock to employees, Shares		160,000
Release of escrowed common stock to officers		$ 12	(12)
Release of escrowed common stock to officers, shares		118,333
Inducement fees	$ 755,000	$ 25	754,975
Inducement fees, Shares		250,000
Issuance of common stock and warrants in connection with the World Ventures Holding Transaction (Note 7)	1,974,522	$ 1,005	1,973,517
Issuance of common stock and warrants in connection with the World Ventures Holding Transaction (Note 7), Shares		10,050,000
Shares issued in connection with the issuance of convertible notes on December 8, 2015 (Note 6)	333,000	$ 90	332,910
Shares issued in connection with the issuance of convertible notes on December 8, 2015 (Note 6), Shares		900,000
Conversion of convertible notes to common stock (Note 8)	183,793	$ 140	183,653
Conversion of convertible notes to common stock (Note 8), Shares		400,000
Warrants issued in connection with the issuance of convertible notes on April 23, 2015, net of deferred financing costs (Note 6)	1,513,434		1,513,434
Net loss	(13,076,854)			$ (13,076,854)
Ending balance at Dec. 31, 2015	$ 881,333	$ 4,441	$ 22,783,765	$ (21,906,873)
Ending balance, Shares at Dec. 31, 2015		44,411,591